Financial Instruments carried at Fair Value - Recognition of Trade Date Profit (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Recognitions of Trade Date Profit
Balance, beginning of period	€ 454	€ 441
New trades during the period	55	205
Amortization	(77)	(70)
Matured trades	(47)	(85)
Subsequent move to observability	0	(9)
Exchange rate changes	1	(1)
Balance, end of period	€ 386	€ 480